Note 12 - Capital Structure (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 17, 2014 American Depositary Shares [Member] Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member] USD ($)	Dec. 17, 2014 American Depositary Shares [Member] Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member] USD ($)	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2012 Ordinary Shares [Member]	Dec. 17, 2014 Employee Companies [Member] Maximum [Member]	Dec. 31, 2014 Employee Companies [Member] Maximum [Member]	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member]	Dec. 31, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member]	Dec. 31, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member]	Dec. 31, 2014 Employee Companies [Member]	Nov. 30, 2014 Employee Companies [Member]
Note 12 - Capital Structure (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,704,380	183,380
Stock Issued During Period, Stock Options Exercised, Percentage of Shares, Outstanding	0.15%	0.01%
Stock Repurchased During Period, Shares					193,165	3,863,300
Stock Repurchased During Period, Shares, Percentage					0.38%
Stock Repurchased During Period, Value (in Yuan Renminbi)					9,244
Share Purchase Agreements, Shares Authorized																150,000,000	100,000,000
Stock Issued During Period, Shares, New Issues									100,000,000	100,000,000		50,000,000	50,000,000		150,000,000
Stock Issued During Period, Shares, Percentage of Shares Outstanding															13.04%
Shares Issued, Price Per Share (in Dollars per share)			$ 5.40	$ 5.8						$ 0.27	$ 0.27		$ 0.29	$ 0.29
Stock Issued During Period, Lock-up Period															180 days
Stockholders' Equity Note, Subscriptions Receivable, Interest Rate															3.00%	3.00%
Stockholders' Equity Note, Subscriptions Receivable, Term							2 years	2 years